Earnings per Share - Summary of Calculation of Earnings (Loss) Per Share (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Shares excluded from computation of EPS	202,623